Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021
Assets:
Derivative assets		¥ 18,162,000		¥ 16,006,000
Netting		(16,608,000)		(14,786,000)
Collateralized agreements		16,876,441		16,039,438
Other assets		773,586		1,049,432
Total Assets		10,362
Liabilities:
Derivative liabilities	[1]	17,739,000		16,191,000
Netting	[1],[2]	(16,079,000)		(14,697,000)
Short-term borrowings		710,629		634,714
Collateralized financing		14,538,198		15,133,573
Long-term borrowings		4,557,326		4,098,457
Recurring [Member]
Assets:
Trading assets and private equity and debt investments		13,697,000		14,494,000	[3]
Derivative assets	[4]	1,554,000		1,220,000
Netting	[4]	(16,608,000)		(14,786,000)
Subtotal, Assets		15,251,000		15,714,000
Loans and receivables		1,308,000	[5]	982,000
Collateralized agreements		298,000	[6]	367,000
Total Assets		17,820,000		18,201,000
Liabilities:
Trading liabilities		7,985,000		7,978,000
Derivative liabilities	[4]	1,667,000		1,495,000
Netting	[4]	(16,079,000)		(14,697,000)
Subtotal, Liabilities		9,652,000		9,473,000
Short-term borrowings	[7]	711,000		635,000
Payables and deposits	[7],[8]	71,000		50,000
Collateralized financing	[6]	516,000		353,000
Long-term borrowings	[7],[9],[10]	4,557,000		4,098,000
Other liabilities	[11]	219,000		445,000
Total Liabilities		15,726,000		15,054,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[12]	3,155,000		3,322,000	[3]
Liabilities:
Trading liabilities		1,804,000		2,361,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[13]	54,000		58,000	[3]
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments		1,730,000		1,637,000	[3]
Liabilities:
Trading liabilities		1,098,000		1,039,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		186,000		78,000	[3]
Liabilities:
Trading liabilities		0		1,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		5,240,000		4,837,000	[3]
Liabilities:
Trading liabilities		4,779,000		4,085,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments		1,354,000		1,394,000	[3]
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		225,000		235,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments		7,000		8,000	[3]
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments		1,458,000		2,393,000	[3]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments		1,376,000		2,325,000	[3]
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments		82,000		68,000	[3]
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments		137,000		106,000	[3]
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[14]	60,000		59,000	[3]
Liabilities:
Trading liabilities		3,000	[14]	1,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments		316,000		602,000	[3]
Liabilities:
Trading liabilities		76,000		256,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	974,000		1,402,000
Liabilities:
Derivative liabilities	[4]	1,457,000		2,229,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,938,000		9,632,000
Liabilities:
Derivative liabilities	[4]	10,960,000		9,038,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	443,000		455,000
Liabilities:
Derivative liabilities	[4]	514,000		523,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,806,000		4,516,000
Liabilities:
Derivative liabilities	[4]	4,814,000		4,402,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000		1,000
Liabilities:
Derivative liabilities	[4]	1,000		0
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		484,000		427,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]	479,000		711,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments					[3],[14],[16]
Derivative assets	[16]	(16,608,000)		(14,786,000)	[4]
Netting	[16]	(16,608,000)		(14,786,000)	[4]
Subtotal, Assets	[16]	(16,608,000)		(14,786,000)
Loans and receivables	[16]				[5]
Collateralized agreements	[16]				[6]
Total Assets	[16]	(16,608,000)		(14,786,000)
Liabilities:
Trading liabilities	[16]
Derivative liabilities	[16]	(16,079,000)		(14,697,000)	[4]
Netting	[16]	(16,079,000)		(14,697,000)	[4]
Subtotal, Liabilities	[16]	(16,079,000)		(14,697,000)
Short-term borrowings			[16]		[7]
Payables and deposits	[7],[8]
Collateralized financing			[16]		[6]
Long-term borrowings			[16]		[7],[9],[10]
Other liabilities			[16]		[11]
Total Liabilities	[16]	(16,079,000)		(14,697,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[12]				[16]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[13]				[3],[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[14]
Liabilities:
Trading liabilities	[16]				[14]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[16]				[4]
Liabilities:
Derivative liabilities	[16]				[4]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[16]				[4]
Liabilities:
Derivative liabilities	[16]				[4]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[16]				[4]
Liabilities:
Derivative liabilities	[16]				[4]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[16]				[4]
Liabilities:
Derivative liabilities	[16]				[4]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[16]				[4]
Liabilities:
Derivative liabilities	[16]				[4]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[16]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[16]				[3],[12],[15]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments		7,365,000		7,386,000	[3]
Derivative assets	[4]	136,000		43,000
Netting	[4]
Subtotal, Assets		7,501,000		7,429,000
Loans and receivables			[5]
Collateralized agreements			[6]
Total Assets		7,764,000		7,905,000
Liabilities:
Trading liabilities		6,421,000		6,535,000
Derivative liabilities	[4]	76,000		25,000
Netting	[4]
Subtotal, Liabilities		6,497,000		6,560,000
Short-term borrowings	[7]
Payables and deposits	[7],[8]
Collateralized financing	[6]
Long-term borrowings	[7],[9],[10]	23,000		5,000
Other liabilities	[11]	32,000		231,000
Total Liabilities		6,552,000		6,796,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[12]	2,100,000		2,338,000	[3]
Liabilities:
Trading liabilities		1,796,000		2,341,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[13]	22,000			[3]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments		1,730,000		1,637,000	[3]
Liabilities:
Trading liabilities		1,098,000		1,039,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		3,220,000		2,838,000	[3]
Liabilities:
Trading liabilities		3,451,000		2,912,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[14]				[3]
Liabilities:
Trading liabilities			[14]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments		293,000		573,000	[3]
Liabilities:
Trading liabilities		76,000		243,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	3,000		9,000
Liabilities:
Derivative liabilities	[4]	2,000		1,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	120,000		29,000
Liabilities:
Derivative liabilities	[4]	60,000		21,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	12,000		4,000
Liabilities:
Derivative liabilities	[4]	14,000		3,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]			0
Liabilities:
Derivative liabilities	[4]	0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000		1,000
Liabilities:
Derivative liabilities	[4]	0		0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		117,000		123,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]	146,000		353,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments		5,934,000		6,742,000	[3]
Derivative assets	[4]	17,804,000		15,801,000
Netting	[4]
Subtotal, Assets		23,738,000		22,543,000
Loans and receivables		1,103,000	[5]	878,000
Collateralized agreements		282,000	[6]	349,000
Total Assets		25,626,000		24,247,000
Liabilities:
Trading liabilities		1,561,000		1,436,000
Derivative liabilities	[4]	17,424,000		15,898,000
Netting	[4]
Subtotal, Liabilities		18,985,000		17,334,000
Short-term borrowings	[7]	653,000		532,000
Payables and deposits	[7],[8]	63,000		49,000
Collateralized financing	[6]	516,000		352,000
Long-term borrowings	[7],[9],[10]	4,055,000		3,546,000
Other liabilities	[11]	155,000		179,000
Total Liabilities		24,427,000		21,992,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[12]	1,041,000		968,000	[3]
Liabilities:
Trading liabilities		8,000		20,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[13]				[3]
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		184,000		76,000	[3]
Liabilities:
Trading liabilities		0		1,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		2,010,000		1,987,000	[3]
Liabilities:
Trading liabilities		1,328,000		1,172,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments		1,134,000		1,259,000	[3]
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		222,000		230,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments		0		0	[3]
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments		1,450,000		2,387,000	[3]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments		1,376,000		2,325,000	[3]
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments		74,000		62,000	[3]
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments		58,000		0	[3]
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[14]	34,000		36,000	[3]
Liabilities:
Trading liabilities		3,000	[14]	0
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments		23,000		29,000	[3]
Liabilities:
Trading liabilities		0		13,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	874,000		1,318,000
Liabilities:
Derivative liabilities	[4]	1,368,000		2,112,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,755,000		9,577,000
Liabilities:
Derivative liabilities	[4]	10,826,000		8,948,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	398,000		427,000
Liabilities:
Derivative liabilities	[4]	434,000		458,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,777,000		4,479,000
Liabilities:
Derivative liabilities	[4]	4,795,000		4,380,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0		0
Liabilities:
Derivative liabilities	[4]	1,000		0
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		367,000		304,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]	136,000		173,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments		398,000		366,000	[3]
Derivative assets	[4]	222,000		162,000
Netting	[4]
Subtotal, Assets		620,000		528,000
Loans and receivables		205,000	[5]	104,000
Collateralized agreements		16,000	[6]	18,000
Total Assets		1,038,000		835,000
Liabilities:
Trading liabilities		3,000		7,000
Derivative liabilities	[4]	246,000		269,000
Netting	[4]
Subtotal, Liabilities		249,000		276,000
Short-term borrowings	[7]	58,000		103,000
Payables and deposits	[7],[8]	8,000		1,000
Collateralized financing	[6]			1,000
Long-term borrowings	[7],[9],[10]	479,000		547,000
Other liabilities	[11]	32,000		35,000
Total Liabilities		826,000		963,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[12]	14,000		16,000	[3]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[13]	32,000		58,000	[3]
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		2,000		2,000	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments		10,000		12,000	[3]
Liabilities:
Trading liabilities		0		1,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments		220,000		135,000	[3]
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		3,000		5,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments		7,000		8,000	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments		8,000		6,000	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments					[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments		8,000		6,000	[3]
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments		79,000		106,000	[3]
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[14]	26,000		23,000	[3]
Liabilities:
Trading liabilities		0	[14]	1,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments		0		0	[3]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	97,000		75,000
Liabilities:
Derivative liabilities	[4]	87,000		116,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	63,000		26,000
Liabilities:
Derivative liabilities	[4]	74,000		69,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	33,000		24,000
Liabilities:
Derivative liabilities	[4]	66,000		62,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	29,000		37,000
Liabilities:
Derivative liabilities	[4]	19,000		22,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]	¥ 197,000		¥ 185,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥24 billion and ¥45 billion, respectively. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in Other assets—Others were ¥4 billion and ¥3 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes deposits received at banks and structured notes for which the fair value option has been elected.
[8]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[9]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[10]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[11]	Includes loan commitments for which the fair value option has been elected.
[12]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[13]	Private equity and debt investments include private non-traded financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. Also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option to these investments as permitted under ASC 825.
[14]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[15]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥93,230 million and ¥33,419 million, respectively, as of March 31, 2021 and ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022.
[16]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.